Financial Instruments - Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	$ 125,773	$ 98,676	$ 61,327
Income (loss) from operation	(65,929)	6,519	(1,809)
Total shareholders' equity	327,189	$ 75,748	$ 47,085	$ 10,298
-10% | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	114,714
Cost and operating expenses	(175,859)
Income (loss) from operation	(61,145)
Total shareholders' equity	331,973
Actual | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	125,773
Cost and operating expenses	(191,702)
Income (loss) from operation	(65,929)
Total shareholders' equity	327,189
+10% | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	136,832
Cost and operating expenses	(207,545)
Income (loss) from operation	(70,713)
Total shareholders' equity	$ 322,404